Related Party Transactions (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 19, 2020	May 18, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 08, 2019	Jan. 02, 2018
Promissory Note [Member] | Lender [Member]
Convertible debentures, principal amount	$ 230,332		$ 179,838		$ 179,838
Convertible debentures interest rate, percentage	6.00%
Debt instrument maturity date	Jun. 19, 2021
Convertible Debenture Agreement [Member] | Hidalgo Notes [Member]
Convertible debentures, principal amount									$ 275,000	$ 275,000
Convertible Debenture Agreement [Member] | Doyle Notes [Member]
Convertible debentures, principal amount									$ 275,000	$ 275,000
Sale Agreement [Member]
Purchase and sale agreement, description		The Company's Board of Directors authorized the Company, in accordance to Nevada Statute 78.565, to complete and execute the May 18, 2020 Purchase and Sale Agreement between the Company and Turquino providing for the Company's sale of 100% of Pride's outstanding stock Pride to Turquino in return for Turquino's assumption of the Hidalgo Notes and the Doyle Notes and the debt obligations and accrued interest related thereto (the "Agreement"). In conjunction therewith, Hidalgo and Doyle assigned the Notes to Turquino, at which time Turquino became responsible for the debt obligations upon the Notes. The Company has no further note obligations to Hidalgo or Doyle, and it reduced its debt by approximately $600,000 or 65% of the corporate debt obligations. Pursuant to Nevada Statute Section 78.565, approval of the Agreement only requires the approval of the board of directors and does not require shareholder approval. The Company obtained a valuation of the fair market value of Pride from an independent third party which valued Pride at $425,000 USD.
Turquino Equity LLC [Member]
Management expenses			$ 10,000	$ 19,500	$ 30,000	$ 39,000	$ 80,500	$ 78,000